Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Ordinary Shares		Share Premium		Receivable on account of shares	Conversion option of convertible loans	Contribution to equity by controlling shareholder		Accumulated other comprehensive income (loss)		Accumulated deficit	Total
Balance at Dec. 31, 2019		$ 15		$ 6,805		$ (76)	$ 6					$ (8,336)	$ (1,546)
Balance (in Shares) at Dec. 31, 2019		11,412,930
Net income (loss)												(24,331)	(24,331)
Issuance of SAFE and warrants				879									879
Issuance of ordinary shares and warrants		$ 1		2,328									2,329
Issuance of ordinary shares and warrants (in Shares)		885,576
Consideration for shares issued in 2017						75							75
Conversion of SAFE		$ 2		(2)
Conversion of SAFE (in Shares)		1,194,639
Exercise of warrants				286		(8)							278
Exercise of warrants (in Shares)	[1]	146,306
Share-based compensation				570									570
Balance at Dec. 31, 2020		$ 18		10,866		(9)	46					(32,667)	(21,746)
Balance (in Shares) at Dec. 31, 2020		13,639,451
Net income (loss)												(215,235)	(215,235)
Foreign currency translation										188			188
Contribution to equity by a controlling shareholder (Note 4a)								582					582
Collection of a receivable						9							9
Conversion of convertible loan		$ 1		193			(46)						148
Conversion of convertible loan (in Shares)		956,333
Exercise of options under SAFE agreements		$ 1		2,220									2,220
Exercise of options under SAFE agreements (in Shares)		980,498
Conversion of SAFE		$ 1		1									1
Conversion of SAFE (in Shares)		379,539
Share-based compensation				10,899									10,899
Balance at Dec. 31, 2021		$ 21		24,177				582		188	[2]	(247,902)	(222,934)
Balance (in Shares) at Dec. 31, 2021		15,955,875
Net income (loss)												211,334	211,334
Foreign currency translation										(513)	[2]		(513)
Realized loss on available-for sale securities reclassification adjustment into net income (loss)										424	[2]		424
Unrealized loss on available-for-sale securities, net of realized gain (loss) reclassification										(1,353)	[2]		(1,353)
Proceeds from private placement, net of issuance costs		$ 39	[3]	25,297	[3]								25,336	[3]
Proceeds from private placement, net of issuance costs (in Shares)	[3]	31,680,000
Surrender and cancellation of private placement warrants								4,255	[3]				4,255	[3]
Share-based compensation								1,135					1,135
Balance at Dec. 31, 2022		$ 60		$ 49,474				$ 5,972		$ (1,254)	[2]	$ (36,568)	$ 17,684
Balance (in Shares) at Dec. 31, 2022		47,635,875

[1]	Less than $1
[2]	As of December 31, 2022 the balance includes the net loss on foreign currency translation of $325 and the net loss on financial assets measured at fair value of $929.
[3]	See Note 17.